3. Other income, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Exchange (loss)/gain, net | $			$ (75)		$ (75)		$ (12)
Rental income | $			80		84		77
Other income, net | $			5		9		65
Total | $			$ 5		$ 9		$ 65
ZHEJIANG JIAHUAN
Government grant		¥ 3,115		¥ 200		¥ 73
Rental income	[1]	1,271		901		850
Interest income		54		44		17
Sundry income		152		263		135
Other income, net		4,592		1,408		1,075
Total		4,592		1,408		1,075
ZHEJIANG TIANLAN
Gain on disposal of intangible asset		0		0		150
(Loss) / Gain on disposal of property, plant and equipment		(15)		0		7
Subsidy income		3,360		2,617		4,163
Sales of scrapped materials		3		6		6
Investment income		412		0		0
Others		(304)		150		269
Total		¥ 3,456		¥ 2,773		¥ 4,595

[1]	Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.